Condensed Consolidating Financial Statements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 405,880,000	$ 304,115,000	$ 285,037,000	$ 300,738,000
Restricted cash	5,000,000	30,930,000
Accounts receivable, net	80,750,000	94,164,000
Spare parts and supplies, net	27,552,000	23,595,000
Deferred tax assets, net	17,675,000	15,336,000
Prepaid expenses and other	35,001,000	31,391,000
Total	571,858,000	499,531,000
Property and equipment at cost	1,318,213,000	910,726,000
Less accumulated depreciation and amortization	(249,495,000)	(181,599,000)
Property and equipment, Net	1,068,718,000	729,127,000
Long-term prepayments and other	55,629,000	47,321,000
Deferred tax assets, net	36,376,000	59,519,000
Goodwill and other intangible assets, net	133,243,000	152,031,000
Total Assets	1,865,824,000	1,487,529,000
Current Liabilities:
Accounts payable	82,084,000	80,636,000
Air traffic liability	388,646,000	303,382,000
Other accrued liabilities	74,828,000	67,267,000
Current maturities of long-term debt and capital lease obligations	108,232,000	37,535,000
Total	653,790,000	488,820,000
Long-Term Debt, less discount, and Capital Lease Obligations	553,009,000	424,436,000
Other Liabilities and Deferred Credits:
Accumulated pension and other postretirement benefit obligations	352,460,000	320,742,000
Other liabilities and deferred credits	37,963,000	30,655,000
Total	390,423,000	351,397,000
Shareholders' equity	268,602,000	222,876,000	277,869,000	176,089,000
Total Liabilities and Shareholders' Equity	1,865,824,000	1,487,529,000
Parent Issuer / Guarantor
Current Assets:
Cash and cash equivalents	83,626,000	97,219,000	19,967,000	28,029,000
Accounts receivable, net	2,032,000	22,223,000
Deferred tax assets, net	704,000
Total	86,362,000	119,442,000
Long-term prepayments and other	1,695,000	2,211,000
Deferred tax assets, net	8,439,000	4,389,000
Intercompany receivable	33,110,000	42,360,000
Investment in consolidated subsidiaries	242,290,000	149,406,000
Total Assets	371,896,000	317,808,000
Current Liabilities:
Accounts payable	292,000	202,000
Other accrued liabilities	1,310,000	1,295,000
Total	1,602,000	1,497,000
Long-Term Debt, less discount, and Capital Lease Obligations	72,677,000	69,196,000
Other Liabilities and Deferred Credits:
Shareholders' equity	297,617,000	247,115,000
Total Liabilities and Shareholders' Equity	371,896,000	317,808,000
Subsidiary Issuer / Guarantor
Current Assets:
Cash and cash equivalents	303,967,000	205,656,000	264,083,000	271,371,000
Restricted cash	5,000,000	30,930,000
Accounts receivable, net	78,949,000	72,084,000
Spare parts and supplies, net	27,552,000	23,595,000
Deferred tax assets, net	16,971,000	15,336,000
Prepaid expenses and other	35,001,000	31,391,000
Total	467,440,000	378,992,000
Property and equipment at cost	1,299,757,000	910,726,000
Less accumulated depreciation and amortization	(249,495,000)	(181,599,000)
Property and equipment, Net	1,050,262,000	729,127,000
Long-term prepayments and other	53,934,000	45,110,000
Deferred tax assets, net	27,937,000	55,130,000
Goodwill and other intangible assets, net	133,243,000	152,031,000
Total Assets	1,732,816,000	1,360,390,000
Current Liabilities:
Accounts payable	81,758,000	80,405,000
Air traffic liability	386,677,000	301,917,000
Other accrued liabilities	73,518,000	65,972,000
Current maturities of long-term debt and capital lease obligations	108,232,000	37,535,000
Total	650,185,000	485,829,000
Long-Term Debt, less discount, and Capital Lease Obligations	480,332,000	355,240,000
Intercompany payable	33,110,000	42,360,000
Other Liabilities and Deferred Credits:
Accumulated pension and other postretirement benefit obligations	352,460,000	320,742,000
Other liabilities and deferred credits	37,963,000	30,655,000
Total	390,423,000	351,397,000
Shareholders' equity	178,766,000	125,564,000
Total Liabilities and Shareholders' Equity	1,732,816,000	1,360,390,000
Certain Restictions on Subsidiary Distributions, Dividends and Repurchases
Maximum annual distribution	10,000,000
Restricted net assets	178,800,000	125,600,000
Non-Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	18,287,000	1,240,000	987,000	1,338,000
Accounts receivable, net	13,000	7,000
Total	18,300,000	1,247,000
Property and equipment at cost	18,456,000
Property and equipment, Net	18,456,000
Total Assets	36,756,000	1,247,000
Current Liabilities:
Accounts payable	278,000	179,000
Air traffic liability	1,969,000	1,465,000
Total	2,247,000	1,644,000
Other Liabilities and Deferred Credits:
Shareholders' equity	34,509,000	(397,000)
Total Liabilities and Shareholders' Equity	36,756,000	1,247,000
Eliminations
Current Assets:
Accounts receivable, net	(244,000)	(150,000)
Total	(244,000)	(150,000)
Intercompany receivable	(33,110,000)	(42,360,000)
Investment in consolidated subsidiaries	(242,290,000)	(149,406,000)
Total Assets	(275,644,000)	(191,916,000)
Current Liabilities:
Accounts payable	(244,000)	(150,000)
Total	(244,000)	(150,000)
Intercompany payable	(33,110,000)	(42,360,000)
Other Liabilities and Deferred Credits:
Shareholders' equity	(242,290,000)	(149,406,000)
Total Liabilities and Shareholders' Equity	$ (275,644,000)	$ (191,916,000)